Business Combinations (Details) - USD ($)									1 Months Ended			12 Months Ended
	Jul. 01, 2022	Apr. 01, 2022	Mar. 31, 2022	Jan. 27, 2022	Dec. 02, 2021	Jul. 04, 2021	Apr. 01, 2021	Jan. 01, 2021	Apr. 30, 2023	Aug. 23, 2022	Apr. 30, 2022	Dec. 31, 2022
Business Combinations (Details) [Line Items]
Outstanding share percentage					50.10%
Competitive digital ecosystem					$ 21,492
Closing payment				$ 11,042			$ 4,000	$ 367		$ 7,993
Advance payment for future acquisition					$ 1,500,000
Share purchase holding percentage					100.00%
Fair value of acquisition date					$ 10,450
Fair value of financial liability												$ 8,560
Shares percentage											100.00%
Net working capital adjustments										$ 11,629
Cash consideration amount	$ 3,428
Consideration paid												$ 1,753
Total consideration amount							6,000	1,134
Equal installments amount		$ 2,000
Contingent consideration amounted							2,595	$ 510
Settlement liabilities current			$ 1,055
Share purchase holding percentage (in Dollars per share)								$ 60
Paid in cash						$ 256
Option interest percentage								40.00%
Non-adjusting Events After Reporting Period [Member]
Business Combinations (Details) [Line Items]
Shares percentage									100.00%
Menarva Ltd [Member]
Business Combinations (Details) [Line Items]
Closing payment							3,000
Total consideration amount							$ 5,595